Distribution Date:	10/20/25	Morgan Stanley Capital I Trust 2015-UBS8
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-UBS8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	18		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691ABG7	1.966000%	32,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691ABH5	3.324000%	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691ABJ1	3.626000%	51,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61691ABK8	3.540000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61691ABL6	3.809000%	313,000,000.00	262,655,796.69	135,810,919.87	833,713.27	0.00	0.00	136,644,633.14	126,844,876.82	61.53%	30.00%
A-S	61691ABN2	4.114000%	48,300,000.00	48,300,000.00	0.00	165,588.50	0.00	0.00	165,588.50	48,300,000.00	46.89%	24.00%
B	61691ABP7	4.315000%	53,331,000.00	53,331,000.00	0.00	191,769.39	0.00	0.00	191,769.39	53,331,000.00	30.71%	17.38%
C	61691ABQ5	4.474705%	37,231,000.00	37,231,000.00	0.00	149,569.18	0.00	0.00	149,569.18	37,231,000.00	19.42%	12.75%
D	61691AAQ6	3.180000%	25,156,000.00	25,156,000.00	0.00	114,304.99	0.00	0.00	114,304.99	25,156,000.00	11.79%	9.63%
E	61691AAS2	3.180000%	18,113,000.00	18,113,000.00	0.00	0.00	0.00	0.00	0.00	18,113,000.00	6.30%	7.38%
F	61691AAU7	3.430000%	18,700,000.00	18,700,000.00	0.00	0.00	0.00	0.00	0.00	18,700,000.00	0.63%	5.05%
G	61691AAW3	3.430000%	10,481,000.00	2,081,088.50	0.00	0.00	0.00	0.00	0.00	2,081,088.50	0.00%	3.75%
H	61691AAY9	3.430000%	7,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	2.84%
J	61691ABA0	3.430000%	22,895,200.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61691ABD4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			805,000,200.00	465,567,885.19	135,810,919.87	1,454,945.33	0.00	0.00	137,265,865.20	329,756,965.32

X-A	61691ABM4	0.665705%	563,500,000.00	262,655,796.69	0.00	145,709.49	0.00	0.00	145,709.49	126,844,876.82
X-B	61691AAA1	0.255230%	101,631,000.00	101,631,000.00	0.00	21,616.10	0.00	0.00	21,616.10	101,631,000.00
X-D	61691AAC7	1.294705%	43,269,000.00	43,269,000.00	0.00	46,683.84	0.00	0.00	46,683.84	43,269,000.00
X-F	61691AAG8	1.044705%	18,700,000.00	18,700,000.00	0.00	16,279.99	0.00	0.00	16,279.99	18,700,000.00
X-G	61691AAJ2	1.044705%	10,481,000.00	2,081,088.50	0.00	1,811.77	0.00	0.00	1,811.77	2,081,088.50

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61691AAL7	4.474705%	7,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-J	61691AAN3	4.474705%	22,895,200.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			767,769,200.00	428,336,885.19	0.00	232,101.19	0.00	0.00	232,101.19	292,525,965.32

Deal Distribution Total					135,810,919.87	1,687,046.52	0.00	0.00	137,497,966.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691ABG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691ABH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691ABJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61691ABK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61691ABL6	839.15589997	433.90070246	2.66362067	0.00000000	0.00000000	0.00000000	0.00000000	436.56432313	405.25519751
A-S	61691ABN2	1,000.00000000	0.00000000	3.42833333	0.00000000	0.00000000	0.00000000	0.00000000	3.42833333	1,000.00000000
B	61691ABP7	1,000.00000000	0.00000000	3.59583338	0.00000000	0.00000000	0.00000000	0.00000000	3.59583338	1,000.00000000
C	61691ABQ5	1,000.00000000	0.00000000	4.01732911	(0.28840805)	0.00000000	0.00000000	0.00000000	4.01732911	1,000.00000000
D	61691AAQ6	1,000.00000000	0.00000000	4.54384600	(1.89384600)	0.75615400	0.00000000	0.00000000	4.54384600	1,000.00000000
E	61691AAS2	1,000.00000000	0.00000000	0.00000000	2.65000000	5.30000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61691AAU7	1,000.00000000	0.00000000	0.00000000	2.85833316	25.41136257	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61691AAW3	198.55820055	0.00000000	0.00000000	0.56754508	12.19401870	0.00000000	0.00000000	0.00000000	198.55820055
H	61691AAY9	0.00000000	0.00000000	0.00000000	0.00000000	33.40827506	0.00000000	0.00000000	0.00000000	0.00000000
J	61691ABA0	0.00000000	0.00000000	0.00000000	0.00000000	117.45305392	0.00000000	0.00000000	0.00000000	0.00000000
V	61691ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691ABM4	466.11498969	0.00000000	0.25857940	0.00000000	0.00000000	0.00000000	0.00000000	0.25857940	225.10182222
X-B	61691AAA1	1,000.00000000	0.00000000	0.21269199	0.00000000	0.00000000	0.00000000	0.00000000	0.21269199	1,000.00000000
X-D	61691AAC7	1,000.00000000	0.00000000	1.07892117	0.00000000	0.00000000	0.00000000	0.00000000	1.07892117	1,000.00000000
X-F	61691AAG8	1,000.00000000	0.00000000	0.87058770	0.00000000	0.00000000	0.00000000	0.00000000	0.87058770	1,000.00000000
X-G	61691AAJ2	198.55820055	0.00000000	0.17286232	0.00000000	0.00000000	0.00000000	0.00000000	0.17286232	198.55820055
X-H	61691AAL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-J	61691AAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/25 - 09/30/25	30	0.00	833,713.27	0.00	833,713.27	0.00	0.00	0.00	833,713.27	0.00
X-A	09/01/25 - 09/30/25	30	0.00	145,709.49	0.00	145,709.49	0.00	0.00	0.00	145,709.49	0.00
X-B	09/01/25 - 09/30/25	30	0.00	21,616.10	0.00	21,616.10	0.00	0.00	0.00	21,616.10	0.00
X-D	09/01/25 - 09/30/25	30	0.00	46,683.84	0.00	46,683.84	0.00	0.00	0.00	46,683.84	0.00
X-F	09/01/25 - 09/30/25	30	0.00	16,279.99	0.00	16,279.99	0.00	0.00	0.00	16,279.99	0.00
X-G	09/01/25 - 09/30/25	30	0.00	1,811.77	0.00	1,811.77	0.00	0.00	0.00	1,811.77	0.00
X-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/25 - 09/30/25	30	0.00	165,588.50	0.00	165,588.50	0.00	0.00	0.00	165,588.50	0.00
B	09/01/25 - 09/30/25	30	0.00	191,769.39	0.00	191,769.39	0.00	0.00	0.00	191,769.39	0.00
C	09/01/25 - 09/30/25	30	10,737.72	138,831.46	0.00	138,831.46	(10,737.72)	0.00	0.00	149,569.18	0.00
D	09/01/25 - 09/30/25	30	66,663.40	66,663.40	0.00	66,663.40	(47,641.59)	0.00	0.00	114,304.99	19,021.81
E	09/01/25 - 09/30/25	30	47,999.45	47,999.45	0.00	47,999.45	47,999.45	0.00	0.00	0.00	95,998.90
F	09/01/25 - 09/30/25	30	421,741.65	53,450.83	0.00	53,450.83	53,450.83	0.00	0.00	0.00	475,192.48
G	09/01/25 - 09/30/25	30	121,857.07	5,948.44	0.00	5,948.44	5,948.44	0.00	0.00	0.00	127,805.51
H	N/A	N/A	243,646.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	243,646.55
J	N/A	N/A	2,689,111.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,689,111.16
Totals			3,601,757.00	1,736,065.93	0.00	1,736,065.93	49,019.41	0.00	0.00	1,687,046.52	3,650,776.41

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	137,497,966.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,742,285.95	Master Servicing Fee	3,625.23
Interest Reductions due to Nonrecoverability Determination	(31,121.98)	Certificate Administrator Fee	1,939.87
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	193.99
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	428.64
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,711,163.97	Total Fees	6,187.72

Principal		Expenses/Reimbursements
Scheduled Principal	47,328,613.69	Reimbursement for Interest on Advances	(1,901.40)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	88,482,306.18	Special Servicing Fees (Monthly)	19,333.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	497.82
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	135,810,919.87	Total Expenses/Reimbursements	17,929.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,687,046.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	135,810,919.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	137,497,966.39
Total Funds Collected	137,522,083.84	Total Funds Distributed	137,522,083.86

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	465,567,885.19	465,567,885.19	Beginning Certificate Balance	465,567,885.19
(-) Scheduled Principal Collections	47,328,613.69	47,328,613.69	(-) Principal Distributions	135,810,919.87
(-) Unscheduled Principal Collections	88,482,306.18	88,482,306.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	329,756,965.32	329,756,965.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	466,404,690.13	466,404,690.13	Ending Certificate Balance	329,756,965.32
Ending Actual Collateral Balance	330,593,770.26	330,593,770.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	25.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.47%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	1	1,690,090.36	0.51%	1	5.8120	2.180000	1.30 or less	5	107,446,516.44	32.58%	1	4.4678	0.877752
5,000,001 to 10,000,000	9	70,415,642.57	21.35%	1	4.5842	1.383642	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	35,777,044.64	10.85%	1	4.9033	2.118142	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	36,109,603.87	10.95%	1	4.7454	3.658443	1.51 to 1.60	1	10,874,367.80	3.30%	1	4.8260	1.590000
20,000,001 to 25,000,000	1	24,000,000.00	7.28%	2	4.3485	2.350000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	1	40,000,000.00	12.13%	2	4.3085	2.020000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	2	121,764,583.88	36.93%	1	4.2037	1.671537	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343	1.91 to 2.00	2	12,961,133.79	3.93%	0	4.4245	1.941732
							2.01 to 3.00	10	181,474,947.29	55.03%	2	4.4481	2.141869
							3.01 or greater	1	17,000,000.00	5.16%	2	4.1685	7.310000
							Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	19,109,603.50	5.80%	1	5.2586	0.410000
							Lodging	3	33,245,947.66	10.08%	1	5.1093	0.580347
Florida	4	98,842,684.63	29.97%	2	4.3464	2.993515
							Mobile Home Park	1	1,690,090.09	0.51%	1	5.8120	2.180000
Georgia	1	7,085,712.19	2.15%	1	4.7750	1.910000
							Multi-Family	5	41,402,677.02	12.56%	1	4.7429	2.236223
Louisiana	1	6,382,180.17	1.94%	1	5.0185	2.160000
							Office	3	77,002,451.33	23.35%	1	4.1438	1.277307
Massachusetts	1	5,875,421.35	1.78%	(2)	4.0017	1.980000
							Retail	8	176,415,799.03	53.50%	2	4.3807	2.470381
Mississippi	1	24,000,000.00	7.28%	2	4.3485	2.350000
							Totals	20	329,756,965.32	100.00%	1	4.4517	1.970343
New Jersey	1	7,754,163.99	2.35%	1	4.8163	(0.300000)

New York	3	80,264,583.88	24.34%	1	4.1859	1.457541

Ohio	1	9,455,719.05	2.87%	1	4.9332	0.220000

Pennsylvania	1	40,000,000.00	12.13%	2	4.3085	2.020000

Texas	4	29,296,806.29	8.88%	1	4.8470	1.687293

Washington	1	1,690,090.09	0.51%	1	5.8120	2.180000

Totals	20	329,756,965.32	100.00%	1	4.4517	1.970343

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	10	242,502,451.32	73.54%	2	4.2572	2.207651	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	5	49,012,647.47	14.86%	1	4.8304	1.239578	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	3	36,551,776.17	11.08%	1	5.1713	1.366118	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	1,690,090.36	0.51%	1	5.8120	2.180000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343	49 months or greater	19	329,756,965.32	100.00%	1	4.4517	1.970343
								Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	19	329,756,965.32	100.00%	1	4.4517	1.970343	Interest Only	7	165,500,000.00	50.19%	2	4.3099	2.640514
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	12	164,256,965.32	49.81%	1	4.5945	1.295100
	Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343	299 months to 311 months	0	0.00	0.00%	0	0.0000	0.000000
								312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	19	329,756,965.32	100.00%	1	4.4517	1.970343			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	19	329,756,965.32	100.00%	1	4.4517	1.970343
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30296340	OF	New York	NY	Actual/360	4.117%	219,203.11	119,746.75	0.00	N/A	11/06/25	--	63,884,330.63	63,764,583.88	10/06/25
2	30296481	RT	Ellenton	FL	Actual/360	4.298%	207,760.83	0.00	0.00	N/A	12/01/25	--	58,000,000.00	58,000,000.00	10/01/25
2A	30296483	RT	Ellenton	FL	Actual/360	4.298%	35,820.83	0.00	0.00	N/A	12/01/25	--	10,000,000.00	10,000,000.00	10/01/25
3	30310355	RT	Encinitas	CA	Actual/360	4.567%	253,030.83	66,485,000.00	0.00	N/A	11/01/25	--	66,485,000.00	0.00	10/01/25
5	30296476	RT	Grove City	PA	Actual/360	4.309%	143,616.67	0.00	0.00	N/A	12/01/25	--	40,000,000.00	40,000,000.00	10/01/25
7	30296474	RT	Gulfport	MS	Actual/360	4.348%	86,970.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	10/01/25
8	30310356	LO	Burlingame	CA	Actual/360	5.259%	83,930.77	43,198.62	0.00	N/A	11/06/25	--	19,152,802.49	19,109,603.87	10/06/25
12	30296472	RT	Florida City	FL	Actual/360	4.168%	59,053.75	0.00	0.00	N/A	12/01/25	--	17,000,000.00	17,000,000.00	10/01/25
13	30310358	MF	Orlando	FL	Actual/360	4.800%	55,485.63	28,723.16	0.00	N/A	11/01/25	--	13,871,407.79	13,842,684.63	10/01/25
15	30296508	MF	Houston	TX	Actual/360	5.109%	47,300.22	50,954.09	0.00	N/A	11/06/25	--	11,110,946.30	11,059,992.21	10/06/25
16	30296460	RT	Porter	TX	Actual/360	4.826%	43,823.50	22,482.50	0.00	N/A	11/06/25	--	10,896,850.30	10,874,367.80	10/06/25
17	30310359	MF	Kettering	OH	Actual/360	4.294%	36,001.51	10,060,971.44	0.00	N/A	10/06/25	--	10,060,971.44	0.00	10/06/25
18	30310360	SS	Herndon	VA	Actual/360	4.450%	36,010.60	9,710,724.04	0.00	N/A	10/01/25	--	9,710,724.04	0.00	10/01/25
19	30296409	RT	Marietta	OH	Actual/360	4.933%	38,964.14	22,301.71	0.00	N/A	11/06/25	--	9,478,020.47	9,455,718.76	10/06/25
21	30310361	MF	Southfield	MI	Actual/360	4.290%	35,928.19	10,049,843.71	0.00	N/A	10/01/25	--	10,049,843.71	0.00	10/01/25
23	30296463	LO	Englewood	NJ	Actual/360	4.816%	0.00	0.00	0.00	N/A	11/06/25	11/06/27	7,754,163.93	7,754,163.93	04/06/22
25	30296511	LO	Lincolnshire	IL	Actual/360	4.978%	35,125.02	8,468,112.49	0.00	N/A	11/06/25	--	8,468,112.49	0.00	10/06/25
26	30310362	OF	Houston	TX	Actual/360	4.485%	27,621.33	27,876.81	0.00	N/A	11/01/25	--	7,390,322.81	7,362,446.00	10/01/25
28	30296509	LO	Glenview	IL	Actual/360	4.978%	31,290.71	7,543,718.07	0.00	N/A	11/06/25	--	7,543,718.07	0.00	10/06/25
30	30310365	MF	New York	NY	Actual/360	4.450%	33,375.00	0.00	0.00	N/A	12/01/25	--	9,000,000.00	9,000,000.00	10/01/25
32	30310366	RT	Lawrenceville	GA	Actual/360	4.775%	28,263.10	17,055.23	0.00	N/A	11/01/25	--	7,102,767.58	7,085,712.35	10/01/25
34	30296462	LO	Harvey	LA	Actual/360	5.019%	26,786.98	22,994.83	0.00	N/A	11/06/25	--	6,405,174.92	6,382,180.09	10/06/25
37	30310034	OF	Boston	MA	Actual/360	4.002%	19,668.10	22,500.58	0.00	08/06/25	04/06/29	--	5,897,922.02	5,875,421.44	10/06/25
38	30310369	MF	New York	NY	Actual/360	4.450%	27,812.50	0.00	0.00	N/A	11/01/25	--	7,500,000.00	7,500,000.00	10/01/25
42	30310372	MF	Clinton	MI	Actual/360	4.504%	18,257.46	4,864,332.11	0.00	N/A	10/06/25	--	4,864,332.11	0.00	10/06/25
45	30310373	IN	Fort Myers	FL	Actual/360	5.114%	20,010.14	4,695,196.37	0.00	N/A	10/06/25	--	4,695,196.37	0.00	10/06/25
47	30310375	MF	Flint Township	MI	Actual/360	4.447%	14,391.93	3,883,849.72	0.00	N/A	10/06/25	--	3,883,849.72	0.00	10/06/25
48	30296217	RT	Doylestown	PA	Actual/360	4.780%	14,669.42	3,682,314.52	0.00	N/A	10/06/25	--	3,682,314.52	0.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
50	30310377	RT	Katy	TX	Actual/360	4.502%	11,736.14	3,128,248.21	0.00	N/A	11/01/25	--	3,128,248.21	0.00	10/01/25
53	30310379	RT	Garland	TX	Actual/360	4.642%	11,052.71	2,857,227.41	0.00	N/A	11/01/25	--	2,857,227.41	0.00	10/01/25
56	30296461	MH	Sequim	WA	Actual/360	5.812%	8,202.85	3,547.50	0.00	N/A	11/06/25	--	1,693,637.86	1,690,090.36	10/06/25
Totals							1,711,163.97	135,810,919.87	0.00				465,567,885.19	329,756,965.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,684,477.71	14,620,007.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,056,210.96	16,778,369.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	19,056,210.96	16,778,369.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,493,011.87	7,023,045.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,923,178.76	12,928,386.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,632,026.63	5,668,242.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(158,298.09)	797,071.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,642,634.99	5,531,240.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,953,927.80	2,267,166.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,293,058.83	3,166,225.89	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,421,199.78	336,786.83	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,340,952.00	2,570,214.96	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	946,787.95	824,023.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	246,505.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,538,836.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	84,703.71	0.00	--	--	06/11/25	0.00	0.00	0.00	0.00	0.00	0.00
25	1,352,645.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	498,845.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,435,507.37	1,189,492.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	851,323.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,136,439.10	1,136,968.04	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,446,921.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	26,550,770.81	26,400,102.16	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	651,303.90	696,764.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	771,949.10	1,139,504.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	653,728.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	864,543.93	965,292.67	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	570,996.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
50	496,739.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	443,925.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	298,023.52	309,667.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	132,179,088.56	121,126,942.44				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30310355	66,485,000.00	Payoff Prior to Maturity	0.00	0.00
25	30296511	8,468,112.49	Payoff Prior to Maturity	0.00	0.00
28	30296509	7,543,718.07	Payoff Prior to Maturity	0.00	0.00
50	30310377	3,128,248.21	Payoff Prior to Maturity	0.00	0.00
53	30310379	2,857,227.41	Payoff Prior to Maturity	0.00	0.00
Totals		88,482,306.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	1	7,754,163.93	0	0.00	0	0.00	0	0.00	0	0.00	5	88,482,306.18	4.451667%	4.437969%	1
09/17/25	0	0.00	0	0.00	1	7,754,163.93	1	0.00	0	0.00	0	0.00	0	0.00	2	12,003,121.83	4.490771%	4.474739%	2
08/15/25	0	0.00	0	0.00	1	7,754,163.93	1	4,608,559.54	0	0.00	0	0.00	0	0.00	4	39,254,170.69	4.519055%	4.503320%	3
07/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,618,966.72	0	0.00	0	0.00	0	0.00	5	62,791,289.26	4.551094%	4.535757%	4
06/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,629,948.64	0	0.00	0	0.00	0	0.00	3	9,982,941.94	4.586115%	4.570406%	5
05/16/25	0	0.00	0	0.00	1	7,754,163.93	1	4,640,267.35	0	0.00	0	0.00	0	0.00	1	1,463,428.22	4.590489%	4.574699%	6
04/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,651,163.99	0	0.00	0	0.00	0	0.00	0	0.00	4.591750%	4.575965%	7
03/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,661,394.94	0	0.00	1	7,754,163.93	0	0.00	0	0.00	4.590698%	4.574954%	8
02/18/25	0	0.00	0	0.00	1	7,754,163.93	1	4,673,454.34	0	0.00	0	0.00	0	0.00	0	0.00	4.590926%	4.575177%	9
01/17/25	0	0.00	0	0.00	1	7,754,163.93	1	4,683,593.09	0	0.00	0	0.00	0	0.00	0	0.00	4.591117%	4.575364%	10
12/17/24	0	0.00	0	0.00	1	7,754,163.93	1	4,693,689.90	0	0.00	0	0.00	0	0.00	0	0.00	4.591309%	4.575551%	11
11/18/24	0	0.00	0	0.00	1	7,754,163.93	1	4,704,372.66	0	0.00	0	0.00	0	0.00	0	0.00	4.591509%	4.575747%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	30296463	04/06/22	41	6	0.00	0.00	0.00	8,590,968.87	07/10/20	98
Totals					0.00	0.00	0.00	8,590,968.87

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		316,127,380	316,127,380	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		7,754,164	0	7,754,164		0
37 - 48 Months		5,875,421	5,875,421	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	329,756,965	322,002,801	0	0	7,754,164	0
Sep-25	465,567,885	457,813,721	0	0	7,754,164	0
Aug-25	501,901,105	494,146,941	0	0	7,754,164	0
Jul-25	554,847,420	547,093,256	0	0	7,754,164	0
Jun-25	618,390,169	610,636,005	0	0	7,754,164	0
May-25	629,165,386	621,411,222	0	0	7,754,164	0
Apr-25	631,496,930	623,742,766	0	0	7,754,164	0
Mar-25	639,477,968	631,723,804	0	0	7,754,164	0
Feb-25	640,464,854	632,710,690	0	0	7,754,164	0
Jan-25	641,289,550	633,535,386	0	0	7,754,164	0
Dec-24	642,110,893	634,356,729	0	0	7,754,164	0
Nov-24	642,981,953	635,227,789	0	0	7,754,164	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30296476	40,000,000.00	40,000,000.00	255,000,000.00	09/28/15	12,350,971.72	2.02000	06/30/25	12/01/25	I/O
7	30296474	24,000,000.00	24,000,000.00	108,000,000.00	09/29/15	5,188,871.96	2.35000	06/30/25	12/01/25	I/O
19	30296409	9,455,718.76	9,455,718.76	15,400,000.00	06/17/15	161,799.00	0.22000	12/31/24	11/06/25	240
23	30296463	7,754,163.93	8,590,968.87	9,500,000.00	05/14/25	(256,748.29)	(0.30000)	12/31/24	11/06/25	120
26	30310362	7,362,446.00	7,362,446.00	14,900,000.00	09/30/15	346,288.03	0.52000	12/31/24	11/01/25	180
Totals		88,572,328.69	89,409,133.63	402,800,000.00		17,791,182.42

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30296476	RT	PA	08/06/25	98
	10/14/2025 - A pre-negotiation letter has been executed and discussions with sponsor regarding the upcoming loan maturity are ongoing.

7	30296474	RT	MS	08/06/25	98
	10/14/2025 - A pre-negotiation letter has been executed and discussions with sponsor regarding the upcoming loan maturity are ongoing.

19	30296409	RT	OH	04/18/24	98

10/14/2025 - The Loan transferred to the Special Servicer for cash management compliance. The loan is current on payments. PNL was signed and negotiations with the Borrower have been initiated. Borrower sent lockbox cash reconciliations to help determine if all funds have been deposited properly. Borrower funded all leasing dollars out of pocked to stabilize the property. Loan remains current and Borrower is expected to refinance in full by maturity.

23	30296463	LO	NJ	07/10/20	98

10/14/2025 - Assumption/receiver sale has been completed. Loan was assumed on 12/31/2024 and will be returning to the MS after the rehab period. Ongoing discussions between Lender''s counsel and Borrower''s counsel. Pending Borrower''s

	execution on Assump tion Amendment Agreement. Default notice has been sent to borrower due to non-compliance with Assumption Agreement. Borrower has engaged a new counsel.

26	30310362	OF	TX	02/08/23	98

10/14/2025 - The Loan transferred to special servicing for Non-Monetary Default. Borrower has not executed PNL. Counsel has been engaged. Counsel has sent appropriate notices/demands. Negotiations ongoing to comply with cash

	management and collecting exce ss cash due since trigger occurred. Evaluating next steps for the property and performance. Borrower is exploring refinance options prior to maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30295711	19,900,000.00	4.40650%	19,900,000.00	4.40650%	8	08/11/15	08/11/15	08/11/15
23	30296463	0.00	4.81630%	0.00	4.81630%	8	12/31/24	12/31/24	02/12/25
24	30296163	0.00	5.22640%	0.00	5.22640%	10	05/06/20	05/06/20	01/28/22
25	30296511	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
25	30296511	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
28	30296509	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	02/14/23	02/09/23	02/14/23
45	30310373	0.00	5.11420%	0.00	5.11420%	8	03/02/22	03/02/22	03/17/22
Totals		19,900,000.00		19,900,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30296167	08/16/24	21,722,329.28	10,400,000.00	10,037,197.24	530,176.19	10,037,197.24	9,507,021.05	12,215,308.23	0.00	426,487.92	11,788,820.31	47.15%
10	30295711	08/17/22	19,257,812.52	0.00	1,145,235.85	3,375,391.82	1,145,235.85	(2,230,155.97)	21,487,968.49	0.00	41,468.16	21,446,500.33	107.77%
31	30296376	11/17/23	7,767,305.17	12,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
41	30310371	06/16/23	5,546,214.35	2,450,000.00	2,080,632.02	1,502,569.05	2,080,632.02	578,062.97	4,968,151.38	0.00	58,638.10	4,909,513.28	77.92%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			54,293,661.32	24,850,000.00	13,263,065.11	5,408,137.06	13,263,065.11	7,854,928.05	38,671,428.10	0.00	526,594.18	38,144,833.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30296167	02/18/25	0.00	0.00	11,788,820.31	0.00	0.00	(21,836.46)	0.00	0.00	11,788,820.31
		01/17/25	0.00	0.00	11,810,656.77	0.00	0.00	(404,651.46)	0.00	0.00
		08/16/24	0.00	0.00	12,215,308.23	0.00	0.00	12,215,308.23	0.00	0.00
10	30295711	07/17/24	0.00	0.00	21,446,500.33	0.00	(882.55)	0.00	0.00	0.00	19,508,089.67
		11/17/23	0.00	0.00	21,447,382.88	0.00	0.00	(609.22)	0.00	0.00
		06/16/23	0.00	0.00	21,447,992.10	0.00	(39,976.39)	0.00	0.00	0.00
		08/17/22	0.00	0.00	21,487,968.49	0.00	0.00	19,257,812.52	0.00	250,886.37
31	30296376	11/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	30310371	04/17/24	0.00	0.00	4,909,513.28	0.00	0.00	(5,350.74)	0.00	0.00	4,909,513.28
		12/15/23	0.00	0.00	4,914,864.02	0.00	0.00	(53,287.36)	0.00	0.00
		06/16/23	0.00	0.00	4,968,151.38	0.00	0.00	4,968,151.38	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	38,144,833.92	0.00	(40,858.94)	35,955,536.89	0.00	250,886.37	36,206,423.26

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	31,121.98	0.00	0.00	0.00	0.00
26	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	86.81	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	497.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(30.60)	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1,926.65)	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(30.96)	0.00	0.00	0.00
Total	0.00	0.00	19,333.33	0.00	497.82	0.00	0.00	31,121.98	(1,901.40)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,051.73

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28